BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund

Supplement dated November 29, 2017
to the Prospectus
dated October 28, 2017

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective November 29, 2017, William Blair Investment Management, LLC ("William Blair") will no longer be managing assets within the Bridge Builder Large Cap Growth Fund (the "Large Cap Growth Fund").  Therefore, the following changes will become effective for the Bridge Builder Trust prospectus.

1.   The fourth paragraph under the sub-section entitled "Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Large Cap Growth Fund" is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets for each investment strategy to the following Sub-advisers: BlackRock Investment Management, LLC ("BlackRock"); Jennison Associates LLC ("Jennison"); Lazard Asset Management LLC ("Lazard"); and Sustainable Growth Advisers, LP ("SGA"). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser's principal investment strategies.

2.   The subsection entitled "William Blair's Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Large Cap Growth Fund – Principal Investment Strategies" is hereby deleted.

3.   The fifth table in the sub-section entitled "Sub-advisers and Portfolio Managers" under the section entitled "Summary Section – Bridge Builder Large Cap Growth Fund" is hereby deleted.

4.   The last paragraph under the sub-section entitled "Bridge Builder Large Cap Growth Fund – Principal Investment Strategies" under the section entitled "Additional Information Regarding the Funds' Investment Objectives and Strategies" is hereby deleted and replaced with the following:

The Adviser currently allocates assets of the Large Cap Growth Fund to the following Sub-advisers: BlackRock, Jennison, Lazard, and SGA. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser's principal investment strategies.

5.   The sub-section entitled "William Blair's Principal Investment Strategies" under the section entitled "Additional Information Regarding the Funds' Investment Objectives and Strategies – Bridge Builder Large Cap Growth Fund – Principal Investment Strategies" is hereby deleted.

6.   The sub-section entitled "Sub-advisers and Portfolio Managers – Large Cap Growth Fund – William Blair" under the section entitled "Management of the Funds" is hereby deleted.

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund

Supplement dated November 29, 2017
 to the Statement of Additional Information ("SAI")
dated October 28, 2017

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

On November 29, 2017, the following changes will become effective for the Bridge Builder Trust SAI.

1.	The sub-section entitled "William Blair Investment Management, LLC ("William Blair")" under the section entitled "The Funds' Investment Teams – Large Cap Growth Fund" is hereby deleted.

2.	The first paragraph in Appendix B is hereby deleted and replaced with the following:

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-advisers.

OLIVE STREET INVESTMENT ADVISERS, LLC (the "Adviser")

ADVISORY RESEARCH, INC.
ARTISAN PARTNERS LIMITED PARTNERSHIP
BAILLIE GIFFORD OVERSEAS LIMITED
ROBERT W. BAIRD & CO., INC.
BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC
BLACKROCK INVESTMENT MANAGEMENT, LLC
BOSTON PARTNERS GLOBAL INVESTORS, INC.
CHAMPLAIN INVESTMENT PARTNERS, LLC
CLEARBRIDGE INVESTMENTS, LLC
EAGLE ASSET MANAGEMENT, INC.
EDINBURGH PARTNERS LIMITED
FIAM LLC
JENNISON ASSOCIATES LLC
J.P. MORGAN INVESTMENT MANAGEMENT, INC.
LAZARD ASSET MANAGEMENT LLC
LOOMIS, SAYLES & COMPANY, L.P.
LSV ASSET MANAGEMENT
MANNING & NAPIER ADVISORS, LLC
METROPOLITAN WEST ASSET MANAGEMENT, LLC
MONDRIAN INVESTMENT PARTNERS LIMITED
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PGIM, INC.
PZENA INVESTMENT MANAGEMENT, LLC
SILVERCREST ASSET MANAGEMENT GROUP LLC
STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
SUSTAINABLE GROWTH ADVISERS, LP
T. ROWE PRICE ASSOCIATES, INC.
VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P.
WCM INVESTMENT MANAGEMENT
WELLINGTON MANAGEMENT COMPANY LLP
WELLS CAPITAL MANAGEMENT, INC.
(collectively, the "Sub-advisers")

3.           The subsection "William Blair Investment Management, LLC – Proxy Voting Policy Statement and Procedures" under Appendix B is hereby deleted.